Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,004,963	54,368,656	53,935,939	54,134,639
Effect of dilutive share options outstanding	545,709	532,748	450,127	753,512
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,550,672	54,901,404	54,386,066	54,888,151

Reconciliation of Adjusted Net Income per Ordinary Share and Net Income per Ordinary Share
The reconciliation between adjusted net income per Ordinary Share attributable to the Group and net income per Ordinary Share attributable to the Group is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)
Net income attributable to the Group	$94,825	$84,527	$274,979	$234,493
Noncontrolling interest adjustment to redemption amount	(1,243)	—	(1,243)	—
Net income attributable to the Group (including NCI redemption adjustment)	93,582	84,527	273,736	234,493

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (GAAP)	$1.73	$1.55	$5.08	$4.33
Diluted (GAAP)	$1.72	$1.54	$5.03	$4.27

Adjusted net income per Ordinary Share attributable to the Group (excluding NCI redemption adjustment):
Adjusted basic (non-GAAP)	$1.76	$1.55	$5.10	$4.33
Adjusted diluted (non-GAAP)	$1.74	$1.54	$5.06	$4.27